Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2018
Critical accounting estimates and assumptions [abstract]
Critical accounting estimates and assumptions
5	Critical accounting estimates and assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Net realizable value (“NRV”) of inventories

The NRV is determined based on the estimated selling prices less the estimated costs to completion, if relevant, other costs necessary to make the sale, and the related taxes. Determination of estimated selling prices requires significant management judgement, taking into consideration of historical selling prices and future market trend. If the actual selling prices were to be lower or the costs of completion were to be higher than estimated, the actual allowance for diminution in value of inventories could be higher than the estimate.

(b)	Impairments for non-financial assets

In determining the value in use, expected cash flows generated by the non-financial assets or the cash-generating unit are discounted to their present value. Management uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of sale volume, selling price and amount of operating costs.

(c)	Useful life and residual value of property, plant and equipment

Property, plant and equipment, are depreciated on a straight-line basis over the estimated useful lives of the assets, after taking into account the estimated residual value. Management reviews the estimated useful lives of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives are based on the Group’s historical experience with similar assets, taking into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.

(d)	Recognition of deferred tax assets

There are many transactions and events for which the ultimate tax determination is uncertain during the ordinary course of business. Significant judgment is required from the Group in determining the provision for income taxes. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Deferred tax assets are recognized in respect of temporary deductible differences and the carryforward of unused tax losses. Management recognizes deferred tax assets only to the extent that it is probable that future taxable profit will be available against the assets which can be realized or utilized. At the end of each reporting period, management assesses whether previously unrecognized deferred tax assets should be recognized. The Group recognizes a previously unrecognized deferred tax asset to the extent that it is probable that future taxable profit will allow the deferred tax asset to be utilized. In addition, management assesses the carrying amount of deferred tax assets that are recognized at the end of each reporting period. The Group reduces the carrying amount of a deferred tax asset to the extent that it is no longer probable that sufficient taxable profit will be available for the deferred tax asset to be utilized.

In making the assessment of whether it is probable the Group will realize or utilize the deferred tax assets, management primarily relies on the generation of future taxable income to support the recognition of deferred tax assets. In order to fully utilize the deferred tax assets recognized at 31 December 2018, the Group would need to generate future taxable income of at least RMB 476 million (31 December 2017: RMB 477 million). Based on estimated forecast and historical experience, management believes that it is probable that the Group will generate sufficient taxable income to utilize the deferred tax assets.

(e)	Expected credit loss for receivables

The impairment provisions for trade receivables and other receivables are based on assumptions about the expected loss rates. The Group uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s historical information, existing market conditions as well as forward looking estimates at the end of each reporting period. For details of the key assumptions and inputs used, see Note 2.12 and Note 4.1(b). Changes in these assumptions and estimates could materially affect the result of the assessment and may be necessary to make additional impairment charge to Net impairment losses on financial assets.